Capital Stock (Details 3)	Mar. 31, 2014 shares
Capital Stock Details 3
Upon exchange of all shares of Series A Preferred Stock currently issued and outstanding	750,000
Warrant shares issuable to Platinum upon exercise of common stock warrant upon exchange of Series A preferred stock under the terms of the October 11, 2012 Note Purchase and Exchange Agreement	375,000
110% of shares issuable upon conversion of 10% senior secured convertible notes (2)	563,871
Pursuant to warrants to purchase common stock:
Subject to outstanding warrants	1,544,474
Issuable pursuant to accrued interest through maturity on outstanding promissory notes issued to Morrison & Foerster, Cato Research Ltd., and University Health Network	33,612
Pursuant to warrants to purchase common stock, total	1,578,086
Pursuant to stock incentive plans:
Subject to outstanding options under the 2008 and 1999 Stock Incentive Plans	207,638
Available for future grants under the 2008 Stock Incentive Plan	40,491
Pursuant to stock incentive plans, total	248,129
For additional issuances under the 2014 Private Placement of Units and upon conversion of notes and accrued interest issued to the 2013/ Private Placement of Units and 2014 Private Placement of Units	807,800
Total	4,322,886